EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
Expenses By Nature
EXPENSES BY NATURE

26.	EXPENSES BY NATURE

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Raw materials and inputs	(14,572,337)	(10,405,028)	(6,928,517)
Outsourcing material	(3,265,627)	(4,476,702)
Labor cost	(3,320,234)	(2,746,454)	(3,187,428)
Supplies	(3,501,649)	(2,297,069)	(2,150,452)
Maintenance cost (services and materials)	(916,646)	(1,268,752)	(1,340,255)
Outsourcing services	(2,178,589)	(2,119,515)	(2,217,657)
Freight	(2,826,821)	(1,835,601)	(1,637,585)
Depreciation, amortization and depletion	(2,792,845)	(2,114,681)	(2,421,458)
Others	(929,205)	(1,533,119)	(1,750,424)
	(34,303,953)	(28,796,921)	(21,633,776)
Classified as:
Cost of sales	(31,054,016)	(25,837,475)	(19,124,901)
Selling expenses	(2,575,818)	(2,372,298)	(2,004,417)
General and administrative expenses	(674,119)	(587,148)	(504,458)
	(34,303,953)	(28,796,921)	(21,633,776)

The depreciation, amortization and depletion for the year were distributed as follows.

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Production costs (1)	(2,752,557)	(2,075,488)	(2,374,046)
Selling expenses	(13,948)	(11,227)	(13,978)
General and administrative expenses	(26,340)	(27,966)	(33,434)
Total	(2,792,845)	(2,114,681)	(2,421,458)
Other operational (2)	(77,386)	(97,725)	(95,270)
Net	(2,870,231)	(2,212,406)	(2,516,728)
(1)	The cost of production includes PIS and COFINS credits on lease agreements as of December 31, 2022, in the amount of R$7.429 (R$5.786 as of December 31, 2021 ) .

(2)	They mainly refer to the depreciation of investment properties, paralyzed equipment and amortization of the SWT customer portfolio, classified in other operating expenses, see note 27.